Derivative instruments and hedging activities - Derivative Amounts Included in Consolidated Statements of Income (Detail) (Derivatives used for trading and non-trading purposes [Member], JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Derivative [Line Items]
Net gain (loss) on trading derivatives	¥ (141)		¥ (351)		¥ (239)
Equity contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	(91)	[1],[2]	(69)	[1],[2]	(137)	[1],[2]
Interest rate contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	102	[1],[2]	65	[1],[2]	42	[1],[2]
Credit contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	(123)	[1],[2]	(18)	[1],[2]	(73)	[1],[2]
Foreign exchange contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	(30)	[1],[2]	(329)	[1],[2]	(67)	[1],[2]
Commodity contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	¥ 1	[1],[2]	¥ 0	[1],[2]	¥ (4)	[1],[2]

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the years ended March 31, 2012, 2013 and 2014, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.